Contract assets (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concession Assets [Member]
Statement [Line Items]
Construction income	1.65%	1.65%
Operating and maintenance margin	1.65%	1.65%
Remuneration rate	9.62%	9.60%
Contract correction index	IPCA (b)	IPCA (b)
Annual RAP, according to Homologatory Resolution	R$ 611,620	R$ 574,028
R B S E Assets Financial [Member]
Statement [Line Items]
Remuneration rate	8.11%	8.11%
Contract correction index	IPCA	IPCA
Annual RAP, according to Homologatory Resolution	R$ 209,055	R$ 201,158
R B S E Assets Economic [Member]
Statement [Line Items]
Remuneration rate	11.10%	11.10%
Contract correction index	IPCA	IPCA
Annual RAP, according to Homologatory Resolution	R$ 115,920	R$ 157,525